Quarterly Holdings Report
for
Fidelity® Series Sustainable U.S. Market Fund
October 31, 2024
SUQ-NPRT3-1224
1.9908963.101
Common Stocks - 98.5%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	362	6,339
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	182	35,001
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	16	4,197
BRAZIL - 0.1%
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (a)	977	14,743
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	259	9,391
CANADA - 1.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	57	5,932
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (a)	174	5,602
TOTAL CONSUMER DISCRETIONARY		11,534

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	255	13,298
Food Products - 0.0%
Sunopta Inc (United States) (a)	532	3,482
TOTAL CONSUMER STAPLES		16,780

Energy - 0.3%
Energy Equipment & Services - 0.0%
CES Energy Solutions Corp	926	5,307
Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp	157	8,204
Canadian Natural Resources Ltd (United States)	742	25,244
MEG Energy Corp	327	5,977
Parex Resources Inc	852	7,912
Parkland Corp	78	1,815
Secure Energy Services Inc	632	7,040
		56,192
TOTAL ENERGY		61,499

Financials - 0.0%
Capital Markets - 0.0%
TMX Group Ltd	372	11,619
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (a)	433	17,801
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc Class B (a)	140	10,298
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc Subordinate Voting Shares (United States) (a)	127	8,687
IT Services - 0.2%
Shopify Inc Class A (a)	340	26,597
Software - 0.0%
Open Text Corp (United States)	70	2,100
TOTAL INFORMATION TECHNOLOGY		37,384

Materials - 0.2%
Chemicals - 0.1%
Nutrien Ltd (United States)	279	13,303
Metals & Mining - 0.1%
Ivanhoe Mine Ltd Class A (a)	1,322	17,480
Osisko Gold Royalties Ltd	147	2,958
		20,438
TOTAL MATERIALS		33,741

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	45	6,879
Utilities - 0.1%
Gas Utilities - 0.1%
Brookfield Infrastructure Corp Class A (United States)	376	15,446
TOTAL CANADA		222,981
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lundin Mining Corp	651	6,331
CHINA - 0.8%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Li Auto Inc ADR (a)	110	2,751
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	115	11,268
JD.com Inc ADR	231	9,383
		20,651
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc ADR	91	5,697
TAL Education Group Class A ADR (a)	423	4,703
		10,400
TOTAL CONSUMER DISCRETIONARY		33,802

Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	589	138,121
TOTAL CHINA		171,923
DENMARK - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Novo Nordisk A/S Class B ADR	184	20,599
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	417	7,443
FRANCE - 0.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Hermes International SCA	3	6,768
LVMH Moet Hennessy Louis Vuitton SE	7	4,660
		11,428
Industrials - 0.1%
Aerospace & Defense - 0.1%
Airbus SE	213	32,491
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	78	13,532
TOTAL FRANCE		57,451
GERMANY - 0.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
adidas AG	17	4,070
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (a)	75	8,483
Industrials - 0.2%
Air Freight & Logistics - 0.0%
Deutsche Post AG	144	5,784
Industrial Conglomerates - 0.2%
Siemens AG	146	28,405
TOTAL INDUSTRIALS		34,189

Information Technology - 0.3%
Software - 0.3%
SAP SE ADR	204	47,663
TOTAL GERMANY		94,405
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (a)	2,874	10,806
INDIA - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mahindra & Mahindra Ltd GDR (b)	147	4,821
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd GDR (c)	356	22,286
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	153	9,643
ICICI Bank Ltd ADR	321	9,762
		19,405
Industrials - 0.0%
Construction & Engineering - 0.0%
Larsen & Toubro Ltd GDR (b)	115	4,934
Professional Services - 0.0%
WNS Holdings Ltd ADR	173	8,302
TOTAL INDUSTRIALS		13,236

TOTAL INDIA		59,748
ISRAEL - 0.2%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Industries Ltd ADR (a)	668	12,318
Information Technology - 0.2%
IT Services - 0.1%
Wix.com Ltd (a)	112	18,717
Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd (a)	72	13,342
Software - 0.0%
Cellebrite DI Ltd (a)	605	10,981
TOTAL INFORMATION TECHNOLOGY		43,040

TOTAL ISRAEL		55,358
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Prada Spa	600	4,607
JAPAN - 0.1%
Industrials - 0.0%
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	700	9,882
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (a)	570	11,879
TOTAL JAPAN		21,761
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (a)	97	2,502
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	144	6,134
TOTAL KOREA (SOUTH)		8,636
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	89	9,750
NETHERLANDS - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	591	14,873
Health Care - 0.0%
Biotechnology - 0.0%
Merus NV (a)	153	7,640
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV depository receipt	167	4,375
TOTAL HEALTH CARE		12,015

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	14	9,416
TOTAL NETHERLANDS		36,304
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA ADR	1,363	32,003
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	1,282	21,852
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
First BanCorp/Puerto Rico	583	11,240
Financial Services - 0.0%
EVERTEC Inc	179	5,864
TOTAL PUERTO RICO		17,104
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Cie Financiere Richemont SA Series A	26	3,785
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Silicon Motion Technology Corp ADR	115	6,188
Taiwan Semiconductor Manufacturing Co Ltd ADR	455	86,696

TOTAL TAIWAN		92,884
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (a)	49	11,808
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (a)	110	25,605
Flutter Entertainment PLC (United Kingdom) (a)	29	6,783
		32,388
Specialty Retail - 0.0%
JD Sports Fashion PLC	1,417	2,266
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC	305	23,180
Diageo PLC	75	2,316
		25,496
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	1,068	28,505
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	111	4,551
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca PLC ADR	525	37,354
Utilities - 0.1%
Multi-Utilities - 0.1%
National Grid PLC	1,582	19,864
TOTAL UNITED KINGDOM		150,424
UNITED STATES - 93.6%
Communication Services - 7.0%
Diversified Telecommunication Services - 0.5%
AT&T Inc	1,236	27,859
Cogent Communications Holdings Inc	149	11,960
Frontier Communications Parent Inc (a)	149	5,324
Iridium Communications Inc	77	2,258
Verizon Communications Inc	1,636	68,926
		116,327
Entertainment - 1.5%
Electronic Arts Inc	216	32,584
IMAX Corp (a)	646	15,698
Netflix Inc (a)	220	166,327
Roku Inc Class A (a)	98	6,280
TKO Group Holdings Inc Class A (a)	57	6,656
Vivid Seats Inc Class A (a)	692	2,815
Walt Disney Co/The	1,410	135,642
		366,002
Interactive Media & Services - 4.2%
Alphabet Inc Class A	2,642	452,073
Alphabet Inc Class C	2,354	406,512
IAC Inc Class A (a)	375	17,981
Match Group Inc (a)	396	14,268
Pinterest Inc Class A (a)	263	8,361
QuinStreet Inc (a)	793	16,653
Snap Inc Class A (a)	8,657	105,269
TripAdvisor Inc Class A (a)	400	6,416
Trump Media & Technology Group Corp (a)	63	2,226
Ziff Davis Inc (a)	239	11,059
ZoomInfo Technologies Inc (a)	1,198	13,238
		1,054,056
Media - 0.8%
Comcast Corp Class A	3,568	155,815
Interpublic Group of Cos Inc/The	266	7,820
New York Times Co/The Class A	46	2,569
News Corp Class A	371	10,110
News Corp Class B	424	12,313
Paramount Global Class B	1,118	12,231
TechTarget Inc (a)	67	1,939
Thryv Holdings Inc (a)	103	1,481
		204,278
Wireless Telecommunication Services - 0.0%
Gogo Inc (a)	520	3,405
TOTAL COMMUNICATION SERVICES		1,744,068

Consumer Discretionary - 9.1%
Automobile Components - 0.1%
Aptiv PLC (a)	177	10,059
Gentherm Inc (a)	61	2,559
LCI Industries	111	12,352
		24,970
Automobiles - 0.8%
Harley-Davidson Inc	127	4,058
Lucid Group Inc Class A (a)	712	1,573
Rivian Automotive Inc Class A (a)	785	7,929
Tesla Inc (a)	713	178,143
Thor Industries Inc	33	3,434
		195,137
Broadline Retail - 3.0%
Amazon.com Inc (a)	3,932	732,925
Dillard's Inc Class A	7	2,601
Kohl's Corp	163	3,012
Macy's Inc	315	4,832
Ollie's Bargain Outlet Holdings Inc (a)	48	4,408
		747,778
Distributors - 0.2%
LKQ Corp	1,052	38,703
Pool Corp	34	12,296
		50,999
Diversified Consumer Services - 0.3%
ADT Inc	260	1,872
Bright Horizons Family Solutions Inc (a)	49	6,540
European Wax Center Inc Class A (a)	492	3,537
Grand Canyon Education Inc (a)	86	11,791
H&R Block Inc	752	44,917
Laureate Education Inc	392	6,735
Stride Inc (a)	81	7,556
		82,948
Hotels, Restaurants & Leisure - 1.3%
Aramark	308	11,652
Booking Holdings Inc	16	74,821
Brinker International Inc (a)	249	25,575
Chipotle Mexican Grill Inc (a)	634	35,358
DraftKings Inc Class A (a)	56	1,978
Hilton Worldwide Holdings Inc	55	12,917
Light & Wonder Inc Class A (a)	7	656
McDonald's Corp	204	59,590
Planet Fitness Inc Class A (a)	62	4,868
Royal Caribbean Cruises Ltd	92	18,984
Starbucks Corp	669	65,361
Wingstop Inc	7	2,014
		313,774
Household Durables - 0.4%
Cavco Industries Inc (a)	31	12,704
Champion Homes Inc (a)	66	5,823
DR Horton Inc	144	24,337
Green Brick Partners Inc (a)	142	9,799
Installed Building Products Inc	36	7,808
Leggett & Platt Inc	155	1,860
LGI Homes Inc (a)	22	2,234
Mohawk Industries Inc (a)	37	4,968
Newell Brands Inc	449	3,951
PulteGroup Inc	195	25,259
TopBuild Corp (a)	19	6,714
Whirlpool Corp	59	6,107
		111,564
Leisure Products - 0.1%
Acushnet Holdings Corp	33	2,022
Brunswick Corp/DE	103	8,213
Hasbro Inc	87	5,710
Mattel Inc (a)	184	3,750
YETI Holdings Inc (a)	84	2,958
		22,653
Specialty Retail - 2.5%
Abercrombie & Fitch Co Class A (a)	180	23,722
Academy Sports & Outdoors Inc	412	20,954
Advance Auto Parts Inc	9	321
America's Car-Mart Inc/TX (a)	80	3,123
American Eagle Outfitters Inc	564	11,049
AutoNation Inc (a)	9	1,399
Best Buy Co Inc	290	26,225
Boot Barn Holdings Inc (a)	117	14,572
Carvana Co Class A (a)	227	56,139
Dick's Sporting Goods Inc	55	10,766
Five Below Inc (a)	53	5,024
Foot Locker Inc	136	3,154
GameStop Corp Class A (a)	166	3,682
Gap Inc/The	151	3,136
Home Depot Inc/The	356	140,175
Lowe's Cos Inc	670	175,427
Murphy USA Inc	75	36,634
Ross Stores Inc	99	13,832
TJX Cos Inc/The	44	4,973
Tractor Supply Co	67	17,789
Ulta Beauty Inc (a)	65	23,984
Warby Parker Inc Class A (a)	321	5,435
Williams-Sonoma Inc	189	25,351
		626,866
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co	25	2,012
Crocs Inc (a)	107	11,537
Kontoor Brands Inc	65	5,566
Lululemon Athletica Inc (a)	152	45,281
PVH Corp	37	3,643
Ralph Lauren Corp Class A	8	1,583
Tapestry Inc	280	13,286
Under Armour Inc Class A (a)	1,006	8,601
VF Corp	444	9,195
		100,704
TOTAL CONSUMER DISCRETIONARY		2,277,393

Consumer Staples - 5.4%
Beverages - 1.1%
Brown-Forman Corp Class A	28	1,220
Coca-Cola Co/The	3,384	221,009
Coca-Cola Consolidated Inc	3	3,373
Molson Coors Beverage Co Class B	627	34,153
Primo Water Corp (United States)	756	19,830
Vita Coco Co Inc/The (a)	167	4,945
		284,530
Consumer Staples Distribution & Retail - 1.5%
BJ's Wholesale Club Holdings Inc (a)	262	22,199
Casey's General Stores Inc	38	14,973
Costco Wholesale Corp	84	73,431
Kroger Co/The	804	44,839
Maplebear Inc (a)	44	1,940
Performance Food Group Co (a)	173	14,056
Sprouts Farmers Market Inc (a)	114	14,641
Sysco Corp	51	3,822
Target Corp	344	51,614
Walgreens Boots Alliance Inc	217	2,053
Walmart Inc	1,401	114,813
		358,381
Food Products - 1.4%
Archer-Daniels-Midland Co	175	9,662
Bunge Global SA	154	12,939
Campbell Soup Co	400	18,660
Darling Ingredients Inc (a)	75	2,933
Freshpet Inc (a)	38	5,037
General Mills Inc	1,244	84,617
Hormel Foods Corp	577	17,627
Ingredion Inc	67	8,895
Kellanova	1,097	88,473
Kraft Heinz Co/The	1,328	44,435
McCormick & Co Inc/MD	226	17,682
Mondelez International Inc	126	8,628
Post Holdings Inc (a)	20	2,184
Simply Good Foods Co/The (a)	305	10,266
TreeHouse Foods Inc (a)	275	10,005
		342,043
Household Products - 1.0%
Church & Dwight Co Inc	319	31,871
Clorox Co/The	234	37,102
Colgate-Palmolive Co	140	13,119
Energizer Holdings Inc	107	3,431
Kimberly-Clark Corp	208	27,909
Procter & Gamble Co/The	813	134,292
Spectrum Brands Holdings Inc	45	4,033
		251,757
Personal Care Products - 0.4%
Coty Inc Class A (a)	154	1,146
elf Beauty Inc (a)	11	1,158
Haleon PLC	3,093	14,865
Haleon PLC ADR	1,596	15,465
Kenvue Inc	2,981	68,354
		100,988
TOTAL CONSUMER STAPLES		1,337,699

Energy - 3.8%
Energy Equipment & Services - 0.7%
Baker Hughes Co Class A	1,683	64,089
Cactus Inc Class A	424	25,139
Liberty Energy Inc Class A	624	10,652
National Energy Services Reunited Corp (a)	249	2,290
Oceaneering International Inc (a)	445	10,858
Schlumberger NV	1,108	44,398
Weatherford International PLC	59	4,660
		162,086
Oil, Gas & Consumable Fuels - 3.1%
Antero Midstream Corp	516	7,415
Antero Resources Corp (a)	267	6,910
Cheniere Energy Inc	269	51,481
Chord Energy Corp	98	12,260
Civitas Resources Inc	156	7,611
ConocoPhillips	27	2,958
Devon Energy Corp	47	1,818
Diamondback Energy Inc	122	21,566
DT Midstream Inc	140	12,621
EOG Resources Inc	178	21,709
Expand Energy Corp	52	4,405
Gulfport Energy Corp (a)	73	10,106
Hess Corp	54	7,262
Marathon Oil Corp	481	13,324
New Fortress Energy Inc Class A	363	3,053
Occidental Petroleum Corp	1,217	60,984
ONEOK Inc	1,456	141,057
Ovintiv Inc	148	5,802
Permian Resources Corp Class A	512	6,979
Phillips 66	358	43,612
Range Resources Corp	60	1,802
Shell PLC ADR	2,722	183,871
Sitio Royalties Corp Class A	556	12,393
Targa Resources Corp	389	64,947
Valero Energy Corp	265	34,386
Viper Energy Inc Class A	221	11,470
Williams Cos Inc/The	593	31,055
		782,857
TOTAL ENERGY		944,943

Financials - 13.6%
Banks - 5.4%
Bank of America Corp	6,053	253,136
Bank OZK	50	2,188
BOK Financial Corp	54	5,736
Byline Bancorp Inc	341	9,176
Cadence Bank	505	16,882
Citigroup Inc	1,310	84,063
Columbia Banking System Inc	106	3,022
Comerica Inc	176	11,213
Connectone Bancorp Inc	467	11,320
Cullen/Frost Bankers Inc	26	3,311
East West Bancorp Inc	119	11,601
Eastern Bankshares Inc	642	10,484
Fifth Third Bancorp	274	11,968
First Hawaiian Inc	369	9,129
First Horizon Corp	183	3,171
First Interstate BancSystem Inc Class A	570	17,556
FNB Corp/PA	1,610	23,345
Glacier Bancorp Inc	166	8,657
Huntington Bancshares Inc/OH	1,535	23,931
Independent Bank Corp/MI	720	23,602
JPMorgan Chase & Co	1,490	330,661
KeyCorp	371	6,400
M&T Bank Corp	226	43,998
Metropolitan Bank Holding Corp (a)	55	2,943
Pathward Financial Inc	125	8,845
Pinnacle Financial Partners Inc	106	11,178
PNC Financial Services Group Inc/The	856	161,159
Regions Financial Corp	112	2,673
Synovus Financial Corp	335	16,706
TriCo Bancshares	109	4,658
Truist Financial Corp	675	29,059
United Community Banks Inc/GA	294	8,367
Univest Financial Corp	62	1,725
US Bancorp	2,230	107,731
Webster Financial Corp	272	14,090
Western Alliance Bancorp	279	23,216
Wintrust Financial Corp	98	11,357
Zions Bancorp NA	59	3,072
		1,331,329
Capital Markets - 2.8%
Bank of New York Mellon Corp/The	1,217	91,713
Blackrock Inc	57	55,919
Cboe Global Markets Inc	16	3,417
Coinbase Global Inc Class A (a)	38	6,812
FactSet Research Systems Inc	34	15,438
Goldman Sachs Group Inc/The	117	60,581
Houlihan Lokey Inc Class A	1	173
Invesco Ltd	131	2,272
Janus Henderson Group PLC	242	9,997
KKR & Co Inc Class A	410	56,678
Lazard Inc Class A	142	7,525
Moody's Corp	110	49,944
Morgan Stanley	748	86,955
Nasdaq Inc	345	25,502
Northern Trust Corp	600	60,312
Piper Sandler Cos	68	19,288
PJT Partners Inc Class A	42	5,836
S&P Global Inc	225	108,081
StepStone Group Inc Class A	239	14,371
Stifel Financial Corp	98	10,155
		690,969
Consumer Finance - 0.8%
American Express Co	341	92,098
Capital One Financial Corp	126	20,512
Discover Financial Services	202	29,983
FirstCash Holdings Inc	215	22,246
OneMain Holdings Inc	38	1,887
SLM Corp	283	6,234
Synchrony Financial	523	28,838
		201,798
Financial Services - 1.9%
Affirm Holdings Inc Class A (a)	113	4,955
Apollo Global Management Inc	114	16,332
AvidXchange Holdings Inc (a)	612	5,043
Cannae Holdings Inc	379	7,523
Essent Group Ltd	230	13,802
Fidelity National Information Services Inc	377	33,828
Flywire Corp (a)	252	4,390
HA Sustainable Infrastructure Capital Inc	139	4,864
Mastercard Inc Class A	329	164,365
MGIC Investment Corp	309	7,737
NMI Holdings Inc (a)	129	4,990
PayPal Holdings Inc (a)	325	25,773
Rocket Cos Inc Class A (a)	149	2,398
Visa Inc Class A	601	174,200
Walker & Dunlop Inc	100	10,937
WEX Inc (a)	25	4,315
		485,452
Insurance - 2.7%
AFLAC Inc	284	29,760
Arch Capital Group Ltd	210	20,698
Arthur J Gallagher & Co	75	21,090
Assurant Inc	80	15,336
Assured Guaranty Ltd	27	2,253
Axis Capital Holdings Ltd	48	3,756
Baldwin Insurance Group Inc/The Class A (a)	423	19,568
CNA Financial Corp	73	3,497
First American Financial Corp	146	9,366
Genworth Financial Inc Class A (a)	595	4,010
Globe Life Inc	27	2,851
Hartford Financial Services Group Inc/The	376	41,525
Kinsale Capital Group Inc	5	2,141
Lincoln National Corp	59	2,050
Marsh & McLennan Cos Inc	159	34,700
MetLife Inc	845	66,265
Primerica Inc	39	10,796
Principal Financial Group Inc	120	9,888
Progressive Corp/The	310	75,277
Prudential Financial Inc	902	110,477
Reinsurance Group of America Inc	25	5,277
Selective Insurance Group Inc	75	6,812
The Travelers Companies, Inc.	477	117,314
Unum Group	115	7,381
White Mountains Insurance Group Ltd	8	14,377
Willis Towers Watson PLC	141	42,609
		679,074
TOTAL FINANCIALS		3,388,622

Health Care - 11.3%
Biotechnology - 2.3%
AbbVie Inc	286	58,307
Alnylam Pharmaceuticals Inc (a)	77	20,527
ALX Oncology Holdings Inc (a)	328	468
AnaptysBio Inc (a)	253	5,472
Apellis Pharmaceuticals Inc (a)	70	1,908
Arcellx Inc (a)	200	16,854
Astria Therapeutics Inc (a)	515	5,758
Avidity Biosciences Inc (a)	57	2,409
Biogen Inc (a)	74	12,876
Blueprint Medicines Corp (a)	121	10,589
Cargo Therapeutics Inc (a)	203	3,959
Celldex Therapeutics Inc (a)	333	8,678
Cogent Biosciences Inc (a)	1,045	12,007
Crinetics Pharmaceuticals Inc (a)	282	15,781
Cytokinetics Inc (a)	215	10,965
Day One Biopharmaceuticals Inc (a)	376	5,535
Gilead Sciences Inc	1,601	142,201
Immunovant Inc (a)	274	8,017
Insmed Inc (a)	214	14,398
Keros Therapeutics Inc (a)	206	11,956
Mirati Therapeutics Inc rights (a)(d)	26	0
Moderna Inc (a)	269	14,623
MoonLake Immunotherapeutics Class A (a)	220	10,212
Nurix Therapeutics Inc (a)	191	4,695
Nuvalent Inc Class A (a)	26	2,301
Perspective Therapeutics Inc (a)	757	8,940
Q32 Bio Inc (a)	60	2,834
Regeneron Pharmaceuticals Inc (a)	78	65,380
REVOLUTION Medicines Inc (a)	73	3,906
Spyre Therapeutics Inc (a)	93	3,025
Tyra Biosciences Inc (a)	230	3,836
Vaxcyte Inc (a)	373	39,669
Vericel Corp (a)	84	3,699
Vertex Pharmaceuticals Inc (a)	105	49,978
Viridian Therapeutics Inc (a)	156	3,365
		585,128
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp (a)	1,100	92,422
Cooper Cos Inc/The (a)	264	27,636
Dexcom Inc (a)	202	14,237
Edwards Lifesciences Corp (a)	715	47,912
Enovis Corp (a)	58	2,394
GE HealthCare Technologies Inc	203	17,732
Glaukos Corp (a)	195	25,789
Hologic Inc (a)	143	11,564
IDEXX Laboratories Inc (a)	87	35,402
Inspire Medical Systems Inc (a)	42	8,192
Insulet Corp (a)	13	3,010
Integer Holdings Corp (a)	50	6,213
Intuitive Surgical Inc (a)	101	50,888
iRhythm Technologies Inc (a)	65	4,709
Lantheus Holdings Inc (a)	34	3,735
Masimo Corp (a)	97	13,969
Merit Medical Systems Inc (a)	183	18,055
Penumbra Inc (a)	28	6,408
PROCEPT BioRobotics Corp (a)	65	5,850
Solventum Corp	45	3,266
STERIS PLC	106	23,516
Stryker Corp	41	14,607
Teleflex Inc	50	10,053
TransMedics Group Inc (a)	29	2,376
Zimmer Biomet Holdings Inc	72	7,698
		457,633
Health Care Providers & Services - 3.7%
Acadia Healthcare Co Inc (a)	88	3,757
AMN Healthcare Services Inc (a)	83	3,149
Cardinal Health Inc	325	35,269
Cencora Inc	172	39,230
Centene Corp (a)	835	51,987
Cigna Group/The	438	137,887
CVS Health Corp	436	24,617
Elevance Health Inc	208	84,398
Encompass Health Corp	56	5,570
Ensign Group Inc/The	142	22,009
Guardant Health Inc (a)	98	2,144
HCA Healthcare Inc	66	23,677
HealthEquity Inc (a)	68	5,797
Humana Inc	22	5,672
Labcorp Holdings Inc	67	15,294
LifeStance Health Group Inc (a)	854	5,730
McKesson Corp	150	75,089
Molina Healthcare Inc (a)	24	7,709
Option Care Health Inc (a)	311	7,165
Privia Health Group Inc (a)	66	1,211
Quest Diagnostics Inc	155	23,999
R1 RCM Inc (a)	118	1,683
Surgery Partners Inc (a)	328	9,446
Tenet Healthcare Corp (a)	103	15,967
UnitedHealth Group Inc	544	307,088
		915,544
Health Care Technology - 0.0%
Veeva Systems Inc Class A (a)	54	11,276
Life Sciences Tools & Services - 1.0%
Agilent Technologies Inc	166	21,631
Avantor Inc (a)	474	10,603
Azenta Inc (a)	21	862
Bruker Corp	20	1,132
Danaher Corp	363	89,175
Fortrea Holdings Inc (a)	250	4,205
IQVIA Holdings Inc (a)	125	25,728
Medpace Holdings Inc (a)	4	1,257
Mettler-Toledo International Inc (a)	6	7,751
Repligen Corp (a)	52	6,982
Thermo Fisher Scientific Inc	62	33,872
Waters Corp (a)	64	20,679
West Pharmaceutical Services Inc	48	14,781
		238,658
Pharmaceuticals - 2.5%
Arvinas Inc (a)	315	8,325
Bristol-Myers Squibb Co	1,984	110,648
Elanco Animal Health Inc (a)	203	2,566
Eli Lilly & Co	365	302,856
Enliven Therapeutics Inc (a)	267	7,436
GSK PLC ADR	362	13,307
Intra-Cellular Therapies Inc (a)	23	1,949
Merck & Co Inc	812	83,084
Organon & Co	136	2,554
Perrigo Co PLC	80	2,050
Prestige Consumer Healthcare Inc (a)	2	148
Viatris Inc	269	3,120
Zoetis Inc Class A	454	81,166
		619,209
TOTAL HEALTH CARE		2,827,448

Industrials - 10.7%
Aerospace & Defense - 2.3%
Axon Enterprise Inc (a)	75	31,763
BWX Technologies Inc	109	13,271
Curtiss-Wright Corp	51	17,593
GE Aerospace	1,598	274,504
HEICO Corp	33	8,083
HEICO Corp Class A	47	9,025
Hexcel Corp	28	1,642
Howmet Aerospace Inc	324	32,309
Kratos Defense & Security Solutions Inc (a)	713	16,199
Lockheed Martin Corp	61	33,309
Northrop Grumman Corp	186	94,678
Spirit AeroSystems Holdings Inc Class A (a)	534	17,286
V2X Inc (a)	221	13,614
Woodward Inc	51	8,369
		571,645
Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc	470	48,429
Expeditors International of Washington Inc	344	40,936
FedEx Corp	152	41,625
GXO Logistics Inc (a)	73	4,366
		135,356
Building Products - 1.1%
AAON Inc	156	17,818
Advanced Drainage Systems Inc	23	3,447
Armstrong World Industries Inc	22	3,070
AZEK Co Inc/The Class A (a)	259	11,396
AZZ Inc	111	8,456
Builders FirstSource Inc (a)	8	1,371
Carrier Global Corp	465	33,815
Fortune Brands Innovations Inc	247	20,583
Johnson Controls International plc	642	48,503
Lennox International Inc	22	13,257
Simpson Manufacturing Co Inc	20	3,596
Tecnoglass Inc	149	10,211
Trane Technologies PLC	244	90,319
		265,842
Commercial Services & Supplies - 0.3%
ACV Auctions Inc Class A (a)	561	9,700
Brady Corp Class A	111	7,897
HNI Corp	116	5,716
Veralto Corp	268	27,387
Vestis Corp	229	3,095
VSE Corp	122	12,520
		66,315
Construction & Engineering - 0.6%
Comfort Systems USA Inc	33	12,904
Dycom Industries Inc (a)	39	6,799
EMCOR Group Inc	55	24,534
Granite Construction Inc	129	10,842
IES Holdings Inc (a)	159	34,768
MasTec Inc (a)	28	3,440
MDU Resources Group Inc	209	6,030
Quanta Services Inc	50	15,082
Sterling Infrastructure Inc (a)	153	23,631
Valmont Industries Inc	13	4,052
		142,082
Electrical Equipment - 1.1%
Acuity Brands Inc	35	10,524
Eaton Corp PLC	92	30,506
Fluence Energy Inc Class A (a)	291	6,329
GE Vernova Inc	456	137,558
Generac Holdings Inc (a)	15	2,483
Hubbell Inc	67	28,611
NEXTracker Inc Class A (a)	249	9,915
nVent Electric PLC	63	4,698
Regal Rexnord Corp	152	25,314
Thermon Group Holdings Inc (a)	192	5,032
Vertiv Holdings Co Class A	214	23,388
		284,358
Ground Transportation - 0.7%
ArcBest Corp	42	4,376
Avis Budget Group Inc	9	747
JB Hunt Transport Services Inc	79	14,269
Landstar System Inc	51	8,964
Ryder System Inc	97	14,189
Saia Inc (a)	13	6,352
Schneider National Inc Class B	264	7,466
U-Haul Holding Co (a)	52	3,813
U-Haul Holding Co Class N	58	3,959
Uber Technologies Inc (a)	1,024	73,779
Union Pacific Corp	203	47,110
		185,024
Industrial Conglomerates - 0.3%
Honeywell International Inc	323	66,435
Machinery - 2.0%
Atmus Filtration Technologies Inc	69	2,687
Caterpillar Inc	122	45,896
Chart Industries Inc (a)	29	3,501
CNH Industrial NV Class A	1,514	17,002
Crane Co	119	18,716
Cummins Inc	312	102,643
Deere & Co	215	87,009
Federal Signal Corp	93	7,586
Fortive Corp	286	20,429
IDEX Corp	32	6,868
Ingersoll Rand Inc	149	14,304
ITT Inc	19	2,662
Kadant Inc	10	3,331
Oshkosh Corp	46	4,703
Parker-Hannifin Corp	6	3,804
Pentair PLC	747	74,043
REV Group Inc	444	11,766
SPX Technologies Inc (a)	101	14,492
Terex Corp	317	16,392
Westinghouse Air Brake Technologies Corp	31	5,827
Xylem Inc/NY	263	32,028
		495,689
Passenger Airlines - 0.0%
Delta Air Lines Inc	449	25,692
Professional Services - 1.2%
Automatic Data Processing Inc	426	123,217
Broadridge Financial Solutions Inc	292	61,571
CACI International Inc (a)	13	7,183
Clarivate PLC (a)	370	2,442
Concentrix Corp	36	1,530
ExlService Holdings Inc (a)	121	5,042
First Advantage Corp (a)	323	5,853
FTI Consulting Inc (a)	25	4,877
ICF International Inc	53	8,935
Jacobs Solutions Inc	170	23,899
KBR Inc	49	3,283
Leidos Holdings Inc	93	17,034
Maximus Inc	47	4,063
Parsons Corp (a)	57	6,165
Paychex Inc	93	12,958
TrueBlue Inc (a)	578	4,329
Verra Mobility Corp Class A (a)	134	3,480
		295,861
Trading Companies & Distributors - 0.6%
Air Lease Corp Class A	51	2,261
Applied Industrial Technologies Inc	67	15,517
Core & Main Inc Class A (a)	98	4,339
Ferguson Enterprises Inc	225	44,267
GMS Inc (a)	109	9,798
United Rentals Inc	21	17,069
Wesco International Inc	18	3,455
WW Grainger Inc	43	47,697
		144,403
TOTAL INDUSTRIALS		2,678,702

Information Technology - 26.5%
Communications Equipment - 0.8%
Arista Networks Inc (a)	76	29,369
Ciena Corp (a)	238	15,115
Cisco Systems Inc	2,415	132,270
Juniper Networks Inc	421	16,377
Lumentum Holdings Inc (a)	260	16,606
		209,737
Electronic Equipment, Instruments & Components - 0.5%
Advanced Energy Industries Inc	117	12,698
Avnet Inc	104	5,638
Belden Inc	181	20,610
Coherent Corp (a)	126	11,647
Corning Inc	130	6,187
Crane NXT Co	18	977
ePlus Inc (a)	45	4,003
Insight Enterprises Inc (a)	83	14,518
Keysight Technologies Inc (a)	178	26,524
PAR Technology Corp (a)	101	5,958
TD SYNNEX Corp	40	4,614
Trimble Inc (a)	252	15,246
		128,620
IT Services - 2.0%
Accenture Capital Inc Class A	214	73,791
Akamai Technologies Inc (a)	373	37,703
Amdocs Ltd	329	28,868
ASGN Inc (a)	185	17,039
Cloudflare Inc Class A (a)	127	11,139
Cognizant Technology Solutions Corp Class A	93	6,937
DXC Technology Co (a)	82	1,628
Gartner Inc (a)	35	17,588
GoDaddy Inc Class A (a)	282	47,038
IBM Corporation	545	112,662
Kyndryl Holdings Inc (a)	105	2,403
MongoDB Inc Class A (a)	97	26,229
Okta Inc Class A (a)	338	24,299
Snowflake Inc Class A (a)	288	33,068
Twilio Inc Class A (a)	594	47,906
VeriSign Inc (a)	57	10,080
		498,378
Semiconductors & Semiconductor Equipment - 10.2%
Advanced Micro Devices Inc (a)	583	83,993
Aehr Test Systems (a)	357	5,027
Analog Devices Inc	210	46,853
Applied Materials Inc	483	87,703
Broadcom Inc	1,117	189,633
Cirrus Logic Inc (a)	184	20,207
Diodes Inc (a)	267	15,614
First Solar Inc (a)	108	21,004
GlobalFoundries Inc (a)	716	26,134
Ichor Holdings Ltd (a)	220	5,997
Intel Corp	2,571	55,328
Lam Research Corp	730	54,276
Lattice Semiconductor Corp (a)	75	3,800
Micron Technology Inc	471	46,935
MKS Instruments Inc	52	5,165
Monolithic Power Systems Inc	27	20,501
NVIDIA Corp	11,547	1,532,981
ON Semiconductor Corp (a)	374	26,363
Onto Innovation Inc (a)	86	17,056
Penguin Solutions Inc (a)	813	12,236
Qorvo Inc (a)	54	3,848
QUALCOMM Inc	339	55,179
Skyworks Solutions Inc	87	7,619
Teradyne Inc	59	6,266
Texas Instruments Inc	751	152,573
Ultra Clean Holdings Inc (a)	91	3,044
Universal Display Corp	24	4,328
Wolfspeed Inc (a)	301	4,006
		2,513,669
Software - 7.9%
Adobe Inc (a)	179	85,576
Agilysys Inc (a)	68	6,803
ANSYS Inc (a)	85	27,235
Appfolio Inc Class A (a)	9	1,871
AppLovin Corp Class A (a)	172	29,135
Aspen Technology Inc (a)	14	3,286
Atlassian Corp Class A (a)	99	18,665
Autodesk Inc (a)	253	71,801
BILL Holdings Inc (a)	20	1,167
BlackLine Inc (a)	138	7,641
Cadence Design Systems Inc (a)	87	24,022
Ccc Intelligent Solutions Holdings Inc Class A (a)	183	1,905
Dolby Laboratories Inc Class A	34	2,479
DoubleVerify Holdings Inc (a)	169	2,881
Elastic NV (a)	81	6,499
Fair Isaac Corp (a)	6	11,959
Gen Digital Inc	1,100	32,021
Guidewire Software Inc (a)	93	17,322
HubSpot Inc (a)	45	24,966
Informatica Inc Class A (a)	63	1,720
Intapp Inc (a)	99	4,967
Intuit Inc	137	83,611
Life360 Inc (a)	70	3,001
Microsoft Corp	2,684	1,090,643
Monday.com Ltd (a)	14	4,114
Palo Alto Networks Inc (a)	78	28,106
Pegasystems Inc	31	2,463
Progress Software Corp	118	7,563
PTC Inc (a)	109	20,201
Rapid7 Inc (a)	141	5,699
Salesforce Inc	280	81,584
SentinelOne Inc Class A (a)	89	2,295
Servicenow Inc (a)	153	142,747
SPS Commerce Inc (a)	45	7,425
Synopsys Inc (a)	57	29,276
Tenable Holdings Inc (a)	316	12,517
Varonis Systems Inc (a)	210	10,578
Vertex Inc Class A (a)	97	4,026
Workday Inc Class A (a)	105	24,554
Workiva Inc Class A (a)	93	7,418
		1,951,742
Technology Hardware, Storage & Peripherals - 5.1%
Apple Inc	5,166	1,167,052
Dell Technologies Inc Class C	296	36,594
Hewlett Packard Enterprise Co	1,236	24,090
HP Inc	497	17,653
NetApp Inc	79	9,109
Western Digital Corp (a)	373	24,361
		1,278,859
TOTAL INFORMATION TECHNOLOGY		6,581,005

Materials - 2.2%
Chemicals - 0.9%
Aspen Aerogels Inc (a)	137	2,444
CF Industries Holdings Inc	189	15,541
Corteva Inc	47	2,863
Dow Inc	75	3,704
DuPont de Nemours Inc	4	332
Ecolab Inc	349	85,760
Element Solutions Inc	476	12,900
FMC Corp	94	6,109
Linde PLC	132	60,212
Minerals Technologies Inc	53	3,990
Mosaic Co/The	42	1,124
PPG Industries Inc	207	25,774
Tronox Holdings PLC	135	1,636
		222,389
Construction Materials - 0.4%
CRH PLC	1,018	97,148
Containers & Packaging - 0.4%
AptarGroup Inc	67	11,250
Ball Corp	214	12,680
Crown Holdings Inc	346	32,368
Graphic Packaging Holding CO	426	12,039
International Paper Co	281	15,607
Silgan Holdings Inc	73	3,776
		87,720
Metals & Mining - 0.5%
ATI Inc (a)	247	13,019
Carpenter Technology Corp	202	30,199
Commercial Metals Co	166	8,931
Constellium SE (a)	315	3,497
Newmont Corp	704	31,990
Nucor Corp	118	16,737
Reliance Inc	11	3,150
Royal Gold Inc	18	2,628
Steel Dynamics Inc	121	15,791
		125,942
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	157	15,527
Sylvamo Corp	63	5,356
		20,883
TOTAL MATERIALS		554,082

Real Estate - 1.9%
Diversified REITs - 0.0%
Essential Properties Realty Trust Inc	90	2,852
Health Care REITs - 0.3%
CareTrust REIT Inc	93	3,038
Omega Healthcare Investors Inc	134	5,691
Welltower Inc	441	59,482
		68,211
Hotel & Resort REITs - 0.0%
Park Hotels & Resorts Inc	134	1,861
Industrial REITs - 0.0%
Prologis Inc	96	10,842
Office REITs - 0.0%
Douglas Emmett Inc	380	6,760
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (a)	209	27,373
Cushman & Wakefield PLC (a)	1,151	15,596
Howard Hughes Holdings Inc (a)	49	3,726
Jones Lang LaSalle Inc (a)	88	23,844
		70,539
Retail REITs - 0.0%
Tanger Inc	203	6,746
Specialized REITs - 1.3%
American Tower Corp	258	55,093
Crown Castle Inc	833	89,540
Digital Realty Trust Inc	248	44,201
Equinix Inc	65	59,025
Iron Mountain Inc	186	23,014
Outfront Media Inc	397	7,051
SBA Communications Corp Class A	51	11,703
Weyerhaeuser Co	340	10,594
		300,221
TOTAL REAL ESTATE		468,032

Utilities - 2.1%
Electric Utilities - 1.2%
Constellation Energy Corp	72	18,933
Edison International	597	49,193
Eversource Energy	184	12,116
Exelon Corp	769	30,222
NextEra Energy Inc	1,142	90,504
PG&E Corp	2,790	56,414
Southern Co/The	134	12,198
		269,580
Gas Utilities - 0.1%
New Jersey Resources Corp	135	6,195
Southwest Gas Holdings Inc	76	5,567
UGI Corp	510	12,194
		23,956
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy Inc Class C	149	4,229
Sunnova Energy International Inc (a)	400	2,428
		6,657
Multi-Utilities - 0.8%
Consolidated Edison Inc	198	20,133
Dominion Energy Inc	385	22,919
NiSource Inc	1,280	45,005
Public Service Enterprise Group Inc	1,216	108,723
Sempra	165	13,755
		210,535
Water Utilities - 0.0%
Essential Utilities Inc	199	7,681
TOTAL UTILITIES		518,409

TOTAL UNITED STATES		23,320,403
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (a)	2,711	35,028
TOTAL COMMON STOCKS (Cost $20,519,825)		24,543,065

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd (Cost $26,088)	578	19,948

Money Market Funds - 6.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $1,705,675)	4.87	1,705,334	1,705,675

TOTAL INVESTMENT IN SECURITIES - 105.4% (Cost $22,251,588)	26,268,688
NET OTHER ASSETS (LIABILITIES) - (5.4)% (e)	(1,335,620)
NET ASSETS - 100.0%	24,933,068

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,755 or 0.0% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,286 or 0.1% of net assets.

(d)	Level 3 security
(e)	Includes $73,000 of cash collateral to cover margin requirements for futures contracts.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	717,580	10,334,046	9,345,943	33,023	(8)	-	1,705,675	0.0%
Total	717,580	10,334,046	9,345,943	33,023	(8)	-	1,705,675

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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